Organization and Nature of Operations (Details) $ in Thousands, ¥ in Millions				12 Months Ended
	Sep. 27, 2023 USD ($)	Sep. 27, 2023 CNY (¥)	Jan. 07, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 26, 2023	Jun. 05, 2023	Apr. 20, 2023	Dec. 31, 2022 USD ($)	Jan. 05, 2022
Organization and Nature of Operations (Details) [Line Items]
Paid-in capital				$ 83,762						$ 75,575
Purchase agreement	51.00%	51.00%
Effective service agreement			20 years	20 years	20 years
Percentage of technical service fees				50.00%	50.00%
Voting rights proxy agreement			20 years
Fujian Fengche Logistics Co., Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Interest transfered								100.00%
Shengfeng VIE [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid-in capital				$ 27,170		¥ 189.6
Ningde Shengfeng.[Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage											51.00%
Tianyu [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage									55.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage	49.00%	49.00%							45.00%
Fujian Shengfeng Smart Technology Co., Ltd. (“SF Smart”) [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage							51.00%
Pingtan SF [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage	51.00%	51.00%
Pingtan SF [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration received	$ 7,200	¥ 51.0
Tianyu [Member]
Organization and Nature of Operations (Details) [Line Items]
Consideration received				$ 2,800	¥ 20.0
Ningde Shengfeng Logistics Co., Ltd. [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interest percentage											49.00%